Fair Value of Financial Instruments (Details 3) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Balance, Beginning	$ 12,450
Contingent shares issuance liabilities		16,687
(Gain) recognized in statements of operations	(3,452)	(4,237)
Balance, Ending	$ 8,998	$ 12,450